Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Corporation provides the following disclosure for its four most recent fiscal years. The following table shows pay versus performance (PVP) information for the Named Executive Officers.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid (CAP) to CEO (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (1)	Average Compensation Actually Paid (CAP) for Non- CEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000) (4)	Adjusted EBIT ($000) (5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
2023	7,102,944	12,515,492	1,781,035	2,738,287	129	65	49,226	178,123
2022	5,675,554	(1,815,166)	1,405,252	106,684	84	44	123,873	128,359
2021	9,132,815	12,666,026	2,352,863	3,104,883	120	78	59,814	100,728
2020	4,907,623	3,421,825	1,491,383	1,190,173	96	75	41,917	107,028

Notes
1.
For each year shown, the CEO was Mr. Lorenger. For 2023, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, and Mr. Bullock. For 2022, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, Mr. Bullock, and Mr. Tjaden. For 2021 and 2020, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, and Mr. Tjaden. The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (SCT) for each applicable year. See the footnotes to the SCT for further detail regarding the amounts in this column.

2.
Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the CEO and average CAP for the other NEOs.

CEO

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2023	7,102,944	(3,553,470)	8,966,018	12,515,492
2022	5,675,554	(3,399,987)	(4,090,733)	(1,815,166)
2021	9,132,815	(6,783,691)	10,316,902	12,666,026
2020	4,907,623	(3,103,063)	1,617,265	3,421,825
Other Named Executive Officers (Average)

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2023	1,781,035	(593,461)	1,550,714	2,738,287
2022	1,405,252	(453,537)	(845,031)	106,684
2021	2,352,863	(1,362,756)	2,114,776	3,104,883
2020	1,491,383	(610,480)	309,270	1,190,173
a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

CEO

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2023	6,591,071	3,018,854	446,310	(1,192,184)	101,967	8,966,018
2022	1,593,082	(5,564,969)	(169,450)	—	50,604	(4,090,733)
2021	8,150,404	2,057,167	92,762	—	16,569	10,316,902
2020	1,755,048	(150,041)	12,258	—	—	1,617,265
Other Named Executive Officers (Average)

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	1,100,768	560,603	75,157	(203,203)	17,388	1,550,714
2022	212,507	(948,659)	14,620	(132,820)	9,321	(845,031)
2021	1,637,440	437,900	36,177	—	3,259	2,114,776
2020	345,278	(34,332)	(1,676)	—	—	309,270
3.
Reflects the cumulative TSR of the Corporation and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the Performance Graph in our 2023 Annual Report for the one fiscal year ended January 2, 2021, the two fiscal years ended January 1, 2022 the three years ended December 31, 2022, and the four years ended December 30, 2023 assuming a $100 investment at the closing price on December 27, 2019 and the reinvestment of all dividends. Given HNI Corporation’s acquisition of Kimball International in 2023, the OFIG peer group has been adjusted to exclude Kimball International and continues to include MillerKnoll and Steelcase.

4.	GAAP Net Income as disclosed in our Annual Report on Form 10-K.
5.	See the CD&A, which begins on page 28, for a description of the manner in which the Corporation has calculated Adjusted EBIT and Adjusted EBITDA from its audited financial statements.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
1.
For each year shown, the CEO was Mr. Lorenger. For 2023, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, and Mr. Bullock. For 2022, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, Mr. Bullock, and Mr. Tjaden. For 2021 and 2020, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, and Mr. Tjaden. The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (SCT) for each applicable year. See the footnotes to the SCT for further detail regarding the amounts in this column.

Peer Group Issuers, Footnote
3.
Reflects the cumulative TSR of the Corporation and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the Performance Graph in our 2023 Annual Report for the one fiscal year ended January 2, 2021, the two fiscal years ended January 1, 2022 the three years ended December 31, 2022, and the four years ended December 30, 2023 assuming a $100 investment at the closing price on December 27, 2019 and the reinvestment of all dividends. Given HNI Corporation’s acquisition of Kimball International in 2023, the OFIG peer group has been adjusted to exclude Kimball International and continues to include MillerKnoll and Steelcase.

PEO Total Compensation Amount	$ 7,102,944	$ 5,675,554	$ 9,132,815	$ 4,907,623
PEO Actually Paid Compensation Amount	$ 12,515,492	(1,815,166)	12,666,026	3,421,825
Adjustment To PEO Compensation, Footnote
2.
Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the CEO and average CAP for the other NEOs.

CEO

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2023	7,102,944	(3,553,470)	8,966,018	12,515,492
2022	5,675,554	(3,399,987)	(4,090,733)	(1,815,166)
2021	9,132,815	(6,783,691)	10,316,902	12,666,026
2020	4,907,623	(3,103,063)	1,617,265	3,421,825
a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

CEO

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2023	6,591,071	3,018,854	446,310	(1,192,184)	101,967	8,966,018
2022	1,593,082	(5,564,969)	(169,450)	—	50,604	(4,090,733)
2021	8,150,404	2,057,167	92,762	—	16,569	10,316,902
2020	1,755,048	(150,041)	12,258	—	—	1,617,265

Non-PEO NEO Average Total Compensation Amount	$ 1,781,035	1,405,252	2,352,863	1,491,383
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,738,287	106,684	3,104,883	1,190,173
Adjustment to Non-PEO NEO Compensation Footnote
2.
Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the CEO and average CAP for the other NEOs.

Other Named Executive Officers (Average)

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2023	1,781,035	(593,461)	1,550,714	2,738,287
2022	1,405,252	(453,537)	(845,031)	106,684
2021	2,352,863	(1,362,756)	2,114,776	3,104,883
2020	1,491,383	(610,480)	309,270	1,190,173
a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

Other Named Executive Officers (Average)

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	1,100,768	560,603	75,157	(203,203)	17,388	1,550,714
2022	212,507	(948,659)	14,620	(132,820)	9,321	(845,031)
2021	1,637,440	437,900	36,177	—	3,259	2,114,776
2020	345,278	(34,332)	(1,676)	—	—	309,270

Compensation Actually Paid vs. Total Shareholder Return
Relationship of CAP to Performance
The following graphs illustrate the relationship during 2020-2023 of the CAP to the CEO and the average CAP to the other NEOs, to (i) the Corporation's cumulative TSR and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the Performance Graph in our Annual Report on Form 10-K filing, (ii) the Corporation's GAAP net income, and (iii) the Corporation's Adjusted EBIT.

Compensation Actually Paid vs. Net Income
Relationship of CAP to Performance
The following graphs illustrate the relationship during 2020-2023 of the CAP to the CEO and the average CAP to the other NEOs, to (i) the Corporation's cumulative TSR and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the Performance Graph in our Annual Report on Form 10-K filing, (ii) the Corporation's GAAP net income, and (iii) the Corporation's Adjusted EBIT.

Compensation Actually Paid vs. Company Selected Measure
Relationship of CAP to Performance
The following graphs illustrate the relationship during 2020-2023 of the CAP to the CEO and the average CAP to the other NEOs, to (i) the Corporation's cumulative TSR and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the Performance Graph in our Annual Report on Form 10-K filing, (ii) the Corporation's GAAP net income, and (iii) the Corporation's Adjusted EBIT.

Total Shareholder Return Vs Peer Group
Relationship of CAP to Performance
The following graphs illustrate the relationship during 2020-2023 of the CAP to the CEO and the average CAP to the other NEOs, to (i) the Corporation's cumulative TSR and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the Performance Graph in our Annual Report on Form 10-K filing, (ii) the Corporation's GAAP net income, and (iii) the Corporation's Adjusted EBIT.

Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Corporation in 2023 related to CAP based on Corporation performance are listed below. The Corporation used two financial performance measures in 2023: Adjusted EBITDA and Adjusted EBIT. See the CD&A, which begins on page 28, for a description of the manner in which the Corporation has calculated Adjusted EBIT and Adjusted EBITDA from its audited financial statements. In addition, the Corporation used two non-financial strategic objectives in 2023 in determining performance-based compensation: achievement of corporate sustainability initiatives and achievement of diversity, equity and inclusion initiatives.
Adjusted EBIT
Adjusted EBITDA
Corporate sustainability initiatives
Diversity, equity and inclusion initiatives

Total Shareholder Return Amount	$ 129	84	120	96
Peer Group Total Shareholder Return Amount	65	44	78	75
Net Income (Loss)	$ 49,226,000	$ 123,873,000	$ 59,814,000	$ 41,917,000
Company Selected Measure Amount	178,123,000	128,359,000	100,728,000	107,028,000
PEO Name	Mr. Lorenger	Mr. Lorenger	Mr. Lorenger	Mr. Lorenger
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Corporate sustainability initiatives
Measure:: 4
Pay vs Performance Disclosure
Name	Diversity, equity and inclusion initiatives
PEO | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,553,470)	$ (3,399,987)	$ (6,783,691)	$ (3,103,063)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,966,018	(4,090,733)	10,316,902	1,617,265
PEO | YE Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,591,071	1,593,082	8,150,404	1,755,048
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,018,854	(5,564,969)	2,057,167	(150,041)
PEO | Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,310	(169,450)	92,762	12,258
PEO | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,192,184)	0	0	0
PEO | Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,967	50,604	16,569	0
Non-PEO NEO | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(593,461)	(453,537)	(1,362,756)	(610,480)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,550,714	(845,031)	2,114,776	309,270
Non-PEO NEO | YE Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100,768	212,507	1,637,440	345,278
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,603	(948,659)	437,900	(34,332)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,157	14,620	36,177	(1,676)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,203)	(132,820)	0	0
Non-PEO NEO | Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,388	$ 9,321	$ 3,259	$ 0